Property and equipment, net - Components of property and equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property and equipment, net
Property and equipment	$ 59,410	$ 52,447
Less: accumulated depreciation	(31,833)	(29,194)
Less: impairment	(1,511)	(1,398)
Property and equipment, net	26,066	21,855
Machinery and electronic equipment
Property and equipment, net
Property and equipment	43,679	39,512
Transportation vehicles
Property and equipment, net
Property and equipment	676	576
Office and other equipment
Property and equipment, net
Property and equipment	2,018	2,894
Leasehold improvements
Property and equipment, net
Property and equipment	7,543	7,456
Construction in progress
Property and equipment, net
Property and equipment	$ 5,494	$ 2,009